Schedule of Investments (unaudited) January 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.5%

Australia — 1.2%
Newcrest Mining Ltd.	2,834	$56,737
Woolworths Group Ltd.	413	11,470

		68,207

Belgium — 1.1%
Colruyt SA	728	36,453
Telenet Group Holding NV	556	25,852

		62,305

Brazil — 0.5%
BB Seguridade Participacoes SA	100	812
Petrobras Distribuidora SA	4,400	29,590

		30,402

Canada — 4.6%
Agnico Eagle Mines Ltd.	571	35,294
Barrick Gold Corp.	737	13,650
Empire Co. Ltd., Class A	1,320	30,621
Fairfax Financial Holdings Ltd.	51	22,821
Franco-Nevada Corp.	299	33,987
Intact Financial Corp.	40	4,333
Kinross Gold Corp.(a)	2,153	10,916
Kirkland Lake Gold Ltd.	330	13,533
Loblaw Cos. Ltd.	154	8,057
RioCan Real Estate Investment Trust	2,626	53,893
Rogers Communications, Inc., Class B	15	751
Thomson Reuters Corp.	381	30,629
Wheaton Precious Metals Corp.	364	10,716

		269,201

China — 2.6%
Agricultural Bank of China Ltd., Class H	77,000	29,728
Bank of Communications Co. Ltd., Class H	17,000	10,890
China Mobile Ltd.	6,000	49,318
China Resources Pharmaceutical Group Ltd.(b)	13,500	11,295
China Telecom Corp. Ltd., Class H	38,000	14,785
China Unicom Hong Kong Ltd.	2,000	1,669
Lenovo Group Ltd.	10,000	6,525
NetEase, Inc. — ADR	24	7,698
Shenzhen International Holdings Ltd.	9,000	17,978
TAL Education Group — ADR(a)	37	1,846

		151,732

Denmark — 1.0%
Carlsberg A/S, Class B	49	7,156
Coloplast A/S, Class B	61	7,691
Novo Nordisk A/S, Class B	28	1,704

Security	Shares	Value

Denmark (continued)
Tryg A/S	1,480	$44,844

		61,395

Finland — 0.3%
Nokia OYJ(a)	3,853	14,999

France — 1.7%
Cie de Saint-Gobain	248	9,356
Danone SA	155	12,404
Eiffage SA	69	7,998
EssilorLuxottica SA	37	5,478
Eurazeo SE	77	5,511
Orange SA	3,021	42,705
Sanofi	123	11,862
Sodexo SA	50	5,235

		100,549

Germany — 1.4%
Deutsche Telekom AG, Registered Shares	654	10,592
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	28	8,255
Siemens AG, Registered Shares	46	5,674
TeamViewer AG(a)	250	8,904
Telefonica Deutschland Holding AG	13,324	40,385
Vonovia SE	170	9,703

		83,513

Hong Kong — 2.4%
CLP Holdings Ltd.	2,500	25,999
HKT Trust & HKT Ltd.(c)	25,000	37,318
Link REIT	2,000	20,225
Power Assets Holdings Ltd.	7,500	54,146
Yue Yuen Industrial Holdings Ltd.	500	1,390

		139,078

Italy — 0.1%
Assicurazioni Generali SpA	137	2,670
Snam SpA	1,124	6,024

		8,694

Japan — 10.9%
ABC-Mart, Inc.	100	6,416
Ajinomoto Co., Inc.	1,800	29,646
Astellas Pharma, Inc.	300	5,301
East Japan Railway Co.	100	8,805
FUJIFILM Holdings Corp.	700	34,765
Hankyu Hanshin Holdings, Inc.	200	8,114
Japan Post Holdings Co. Ltd.	5,100	46,393
Japan Prime Realty Investment Corp.	4	18,505
Japan Real Estate Investment Corp.	4	29,209
Japan Retail Fund Investment Corp.	4	8,559
KDDI Corp.	300	9,066
McDonald’s Holdings Co. Japan Ltd.	900	42,778
MEIJI Holdings Co. Ltd.	200	14,075

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	500	$9,792
NEC Corp.	1,300	57,867
Nippon Building Fund, Inc.	3	24,302
Nippon Telegraph & Telephone Corp.	1,200	30,597
Nissan Motor Co. Ltd.	100	543
Nissin Foods Holdings Co. Ltd.	300	22,518
Nomura Real Estate Master Fund, Inc.	4	7,044
Nomura Research Institute Ltd.	400	8,802
NTT Data Corp.	1,300	18,261
NTT DOCOMO, Inc.	1,000	28,412
Sankyo Co. Ltd.	1,300	43,675
Secom Co. Ltd.	300	26,326
Seven & i Holdings Co. Ltd.	800	30,675
Shimamura Co. Ltd.	100	7,513
Suntory Beverage & Food Ltd.	200	8,468
United Urban Investment Corp.	8	14,346
West Japan Railway Co.	200	16,922
Yamada Denki Co. Ltd.	4,800	24,193

		641,888

Netherlands — 0.8%
Koninklijke Ahold Delhaize NV	1,877	46,064

Singapore — 0.9%
CapitaLand Commercial Trust	4,600	6,923
CapitaLand Mall Trust	5,000	9,192
SATS Ltd.	8,900	29,624
United Overseas Bank Ltd.	400	7,461

		53,200

South Korea — 1.4%
DB Insurance Co. Ltd.	383	13,556
Hyundai Marine & Fire Insurance Co. Ltd.	573	10,511
KT&G Corp.	366	29,084
SK Telecom Co. Ltd.	138	26,436

		79,587

Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, Class B	3,590	28,226
Telia Co. AB	748	3,199

		31,425

Switzerland — 4.6%
Cie Financiere Richemont SA, Registered Shares	39	2,832
Kuehne + Nagel International AG, Registered Shares	5	808
Nestle SA, Registered Shares	1,018	112,278
Novartis AG, Registered Shares	169	15,965
Roche Holding AG	57	19,122
Sonova Holding AG, Registered Shares	31	7,774
Swiss Prime Site AG, Registered Shares(a)	194	23,684

Security	Shares	Value

Switzerland (continued)
Swiss Re AG	791	$89,319

		271,782

Taiwan — 3.4%
Chang Hwa Commercial Bank Ltd.	12,240	8,670
Chicony Electronics Co. Ltd.	5,000	14,079
China Development Financial Holding Corp.	60,000	18,356
Chunghwa Telecom Co. Ltd.	10,000	35,726
CTBC Financial Holding Co. Ltd.	3,000	2,176
Lite-On Technology Corp.	12,000	18,590
Mega Financial Holding Co. Ltd.	6,000	6,234
Quanta Computer, Inc.	3,000	6,091
Synnex Technology International Corp.	27,000	33,320
Taiwan Cooperative Financial Holding Co. Ltd.	70,040	48,014
Taiwan Mobile Co. Ltd.	2,000	7,084
WPG Holdings Ltd.	3,000	3,761

		202,101

United Kingdom — 1.4%
AstraZeneca PLC	114	11,152
Berkeley Group Holdings PLC	160	11,071
Coca-Cola European Partners PLC	771	40,562
GlaxoSmithKline PLC	458	10,754
Vodafone Group PLC	4,173	8,199

		81,738

United States — 54.7%
Abbott Laboratories	332	28,930
Adobe, Inc.(a)	17	5,969
Air Products & Chemicals, Inc.	44	10,503
Alleghany Corp.(a)	5	3,988
Allstate Corp.	444	52,632
Alphabet, Inc., Class C(a)	5	7,171
Altair Engineering, Inc., Class A(a)	160	5,912
Altria Group, Inc.	368	17,491
Amazon.com, Inc.(a)	8	16,070
Ameren Corp.	6	492
American Electric Power Co., Inc.	595	62,011
American Tower Corp.	44	10,197
American Water Works Co., Inc.	128	17,434
Amgen, Inc.	43	9,290
Anthem, Inc.	119	31,568
Aon PLC	16	3,524
Applied Materials, Inc.	369	21,398
AutoZone, Inc.(a)	52	55,014
AvalonBay Communities, Inc.	274	59,373
Baxter International, Inc.	117	10,439
Berkshire Hathaway, Inc., Class B(a)	105	23,565
BioMarin Pharmaceutical, Inc.(a)	42	3,507
Booz Allen Hamilton Holding Corp.	502	39,176
Boston Scientific Corp.(a)	174	7,285
Bristol-Myers Squibb Co.	869	54,704
Broadridge Financial Solutions, Inc.	66	7,864

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
C.H. Robinson Worldwide, Inc.	307	$22,172
Cadence Design Systems, Inc.(a)	37	2,668
Cboe Global Markets, Inc.	338	41,648
Charter Communications, Inc., Class A(a)	28	14,489
Church & Dwight Co., Inc.	375	27,832
Cisco Systems, Inc.	269	12,366
Citrix Systems, Inc.	461	55,882
Cognizant Technology Solutions Corp., Class A	25	1,534
Colgate-Palmolive Co.	952	70,239
Comcast Corp., Class A	727	31,399
Consolidated Edison, Inc.	166	15,604
Cummins, Inc.	27	4,319
Darden Restaurants, Inc.	107	12,458
DocuSign, Inc.(a)	103	8,087
Dollar General Corp.	226	34,671
Dollar Tree, Inc.(a)	65	5,660
DTE Energy Co.	448	59,409
Duke Energy Corp.	195	19,038
Duke Realty Corp.	735	26,688
Edwards Lifesciences Corp.(a)	19	4,177
Eli Lilly & Co.	45	6,284
Essex Property Trust, Inc.	2	620
Evergy, Inc.	171	12,339
Exelon Corp.	145	6,901
Extra Space Storage, Inc.	109	12,064
Exxon Mobil Corp.	87	5,404
Facebook, Inc., Class A(a)	69	13,932
Fair Isaac Corp.(a)	7	2,817
Ferguson PLC	90	8,082
Fidelity National Financial, Inc.	438	21,352
Fortune Brands Home & Security, Inc.	96	6,596
Global Payments, Inc.	41	8,013
Hartford Financial Services Group, Inc.	198	11,737
Henry Schein, Inc.(a)	199	13,719
Hershey Co.	172	26,689
Home Depot, Inc.	94	21,441
Incyte Corp.(a)	140	10,230
Intel Corp.	377	24,102
Intercontinental Exchange, Inc.	242	24,137
International Business Machines Corp.	73	10,492
Intuit, Inc.	174	48,786
J.M. Smucker Co.	111	11,501
Johnson & Johnson	442	65,801
Kimberly-Clark Corp.	284	40,680
L3Harris Technologies, Inc.	154	34,085
Liberty Broadband Corp., Class C(a)	39	5,184
Lockheed Martin Corp.	83	35,534
Lowe’s Cos., Inc.	108	12,554
Madrigal Pharmaceuticals, Inc.(a)	37	3,072
Marsh & McLennan Cos., Inc.	116	12,976
Masco Corp.	259	12,308
Mastercard, Inc., Class A	36	11,374

Security	Shares	Value

United States (continued)
McDonald’s Corp.	263	$56,274
Medtronic PLC	542	62,568
Merck & Co., Inc.	1,056	90,225
Micron Technology, Inc.(a)	515	27,341
Microsoft Corp.	317	53,963
Mid-America Apartment Communities, Inc.	160	21,954
Mondelez International, Inc., Class A	120	6,886
Motorola Solutions, Inc.	317	56,109
Neurocrine Biosciences, Inc.(a)	57	5,705
Newmont Corp.	1,237	55,739
NextEra Energy, Inc.	95	25,479
O’Reilly Automotive, Inc.(a)	15	6,091
Omnicom Group, Inc.	52	3,916
Oracle Corp.	1,049	55,020
Paychex, Inc.	55	4,717
PayPal Holdings, Inc.(a)	51	5,808
PepsiCo, Inc.	604	85,780
Pfizer, Inc.	522	19,439
Philip Morris International, Inc.	258	21,337
Procter & Gamble Co.	643	80,131
Progressive Corp.	32	2,582
PTC, Inc.(a)	160	13,299
Public Storage	64	14,321
QUALCOMM, Inc.	150	12,796
Raytheon Co.	123	27,176
Republic Services, Inc.	189	17,964
Ross Stores, Inc.	42	4,712
salesforce.com, Inc.(a)	205	37,374
Schlumberger Ltd.	120	4,021
Square, Inc., Class A(a)	93	6,946
Starbucks Corp.	794	67,355
Stryker Corp.	188	39,612
Sysco Corp.	338	27,763
Target Corp.	435	48,172
Thermo Fisher Scientific, Inc.	20	6,264
TJX Cos., Inc.	91	5,373
TransDigm Group, Inc.	34	21,871
Travelers Cos., Inc.	66	8,687
U.S. Bancorp	276	14,689
UDR, Inc.	316	15,140
UnitedHealth Group, Inc.	96	26,155
Universal Health Services, Inc., Class B	360	49,360
VeriSign, Inc.(a)	87	18,108
Verizon Communications, Inc.	1,427	84,821
Vertex Pharmaceuticals, Inc.(a)	16	3,633
Visa, Inc., Class A	61	12,137
Vistra Energy Corp.	403	9,076
Walmart, Inc.	340	38,927
Waste Management, Inc.	423	51,479
WEC Energy Group, Inc.	412	41,155
Wells Fargo & Co.	262	12,298
Western Union Co.	166	4,465
Weyerhaeuser Co.	440	12,738

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xcel Energy, Inc.	199	$13,769
Xilinx, Inc.	77	6,505
Yum! Brands, Inc.	741	78,376
Zillow Group, Inc., Class C(a)	328	15,157
Zoetis, Inc.	67	8,992

		3,204,403

Total Long-Term Investments — 95.5% (Cost — $5,111,043)		5,602,263

Security	Shares	Value

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(d)(e)	303,208	$303,208

Total Short-Term Securities — 5.2% (Cost — $303,208)		303,208

Total Investments — 100.7% (Cost — $5,414,251)		5,905,471

Liabilities in Excess of Other Assets — (0.7)%		(42,325)

Net Assets — 100.0%		$5,863,146

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	219,979	83,229	303,208	$303,208	$1,009	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

HKD	Hong Kong Dollar
INR	Indian Rupee
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	7	02/27/20	$168	$(1,981)

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	536,000	USD	69,011	BNP Paribas S.A.	02/03/20	$3
INR	7,812,000	USD	107,692	Barclays Bank PLC	02/14/20	1,321

						1,324

USD	68,376	HKD	536,000	JPMorgan Chase Bank N.A.	02/03/20	(638)
USD	68,918	HKD	536,000	BNP Paribas S.A.	05/07/20	(14)

						(652)

	Net unrealized appreciation					$672

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Disciplined Volatility Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$68,207	$—	$68,207
Belgium	36,453	25,852	—	62,305
Brazil	30,402	—	—	30,402
Canada	269,201	—	—	269,201
China	9,544	142,188	—	151,732
Denmark	—	61,395	—	61,395
Finland	—	14,999	—	14,999
France	—	100,549	—	100,549
Germany	40,385	43,128	—	83,513
Hong Kong	—	139,078	—	139,078
Italy	—	8,694	—	8,694
Japan	21,390	620,498	—	641,888
Netherlands	—	46,064	—	46,064
Singapore	—	53,200	—	53,200
South Korea	—	79,587	—	79,587
Sweden	—	31,425	—	31,425
Switzerland	—	271,782	—	271,782
Taiwan	7,084	195,017	—	202,101
United Kingdom	51,633	30,105	—	81,738
United States	3,196,321	8,082	—	3,204,403
Short-Term Securities	303,208	—	—	303,208

	$3,965,621	$1,939,850	$—	$5,905,471

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$1,324	$—	$1,324
Liabilities:
Equity contracts	(1,981)	—	—	(1,981)
Forward foreign currency contracts	—	(652)	—	(652)

	$(1,981)	$672	$—	$(1,309)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6